23. Salaries and social security taxes payable (Tables)	12 Months Ended
Dec. 31, 2018
Salaries And Social Security Taxes Payable Tables Abstract
Salaries and social security taxes payable
	12.31.18	12.31.17
Non-current
Early retirements payable	14,884	4,960
Seniority-based bonus	147,853	171,719
Total non-current	162,737	176,679

Current
Salaries payable and provisions	1,581,241	1,571,228
Social security payable	151,137	223,165
Early retirements payable	10,248	7,099
Total current	1,742,626	1,801,492

Salaries and social security taxes charged to profit or loss
	12.31.18	12.31.17	12.31.16
Salaries	4,336,533	4,897,440	5,006,596
Social security taxes	1,686,430	1,904,559	1,947,009
Total salaries and social security taxes	6,022,963	6,801,999	6,953,605